QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224
 (Name and address of agent for service)

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 09/30

 Date of reporting period: 12/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND SCHEDULE OF INVESTMENTS December 31, 2011 (unaudited)
		% of Total Investments	Fair Value
	COMMON STOCKS	79.11%

	AEROSPACE	3.94%
4,635	The Boeing Company		$ 339,977

	BANKS	8.03%
55,544	Bank of America Corp.		308,825
14,600	Citigroup Inc.		384,126
			692,951
	BEVERAGES	0.91%
900	Diageo PLC Sponsored ADR		78,678

	COMPUTERS	12.39%
11,500	EMC Corp.		247,710
10,000	Hewlett-Packard Co.		257,600
11,600	Intel Corp.		281,300
10,900	Microsoft Corp.		282,964
			1,069,574
	DIVERSIFIED MANUFACTURING	1.82%
21,800	General Electric Co.		390,438
2,000	Philip Morris International		156,960
			547,398
	MEDICAL	8.25%
5,000	Johnson & Johnson		327,900
10,200	Merck & Co. Inc.		384,540
			712,440
	OIL	13.67%
9,071	BP plc Spons ADR		387,695
4,800	Exxon Mobil Corp.		406,848
10,050	Transocean Ltd.		385,820
			1,180,363
	RETAIL	7.43%
8,000	The Home Depot, Inc.		336,320
5,950	Target Corp.		304,759
			641,079
	TELECOMMUNICATIONS	12.95%
12,800	AT&T Inc.		387,072
80,000	Nokia Corp. Spons ADR		385,600
8,600	Verizon Communications Inc.		345,032
			1,117,704
	TRANSPORTATION	9.72%
4,000	FedEX Corp.		334,040
47,000	Ford Motor Co.		505,720
			839,760

	TOTAL COMMON STOCKS	83.65%	7,219,924

	EXCHANGE-TRADED FUNDS	5.49%

	HOME CONSTRUCTION	4.13%
30,000	iSHARES Dow Jones US Home Construction Index Fund		$ 356,400

	LARGE CAP	1.36%
2,525	Ultra S&P500 ProShares		117,135

	TOTAL EXCHANGE-TRADED FUNDS		473,535

	CASH & CASH EQUIVALENTS	10.87%
938,132	Fidelity Institutional Money Market Fund		938,132

	TOTAL INVESTMENTS	100.00%	$ 8,631,591

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the fund's own assumptions in determining includes significant unobservable inputs (including the Fund’s own assumptions in fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Level 1	Level 2	Level 3
			Significant
	Other Significant		Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$ 7,219,924	-	-	$ 7,219,924
Exchange-Traded Funds	473,535	-	-	473,535
Investment Companies	938,132	-	-	938,132
	$ 8,631,591	-	-	$ 8,631,591

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ John Pasco, III

John Pasco, III Principal Executive Officer

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III

John Pasco, III Principal Executive Officer

Date: February 29, 2012

By: /s/ Karen Shupe

Karen Shupe Principal Financial Officer

Date: February 29, 2012